Fair Value	12 Months Ended
Dec. 31, 2010
FAIR VALUE

4. FAIR VALUE

The fair value of current financial assets and liabilities, debt service reserves and other deposits approximate their reported carrying amounts. The fair value of non-recourse debt is estimated differently based upon the type of loan. For variable rate loans, carrying value approximates fair value. For fixed rate loans, the fair value is estimated using quoted market prices or discounted cash flow analyses. See Note 10—Debt for additional information on the fair value and carrying value of debt. The fair value of interest rate swap, cap and floor agreements, foreign currency forwards, swaps and options, and energy derivatives is the estimated net amount that the Company would receive or pay to sell or transfer the agreements as of the balance sheet date.

The estimated fair values of the Company's assets and liabilities have been determined using available market information. By virtue of these amounts being estimates and based on hypothetical transactions to sell assets or transfer liabilities, the use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The following table summarizes the carrying amount and fair value of certain of the Company's financial assets and liabilities as of December 31, 2010 and 2009:

	December 31,
	2010		2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(in millions)
Assets
Marketable securities	$1,772	$1,772	$1,691	$1,691
Derivatives	124	124	120	120
Total assets	$1,896	$1,896	$1,811	$1,811
Liabilities
Debt	$19,551	$20,137	$19,343	$19,778
Derivatives	423	423	303	303
Total liabilities	$19,974	$20,560	$19,646	$20,081

Valuation Techniques:

The fair value measurement accounting guidance describes three main approaches to measuring the fair value: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach often uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on current market expectations of return on those future amounts. The cost approach is based on the amount that would currently be required to replace an asset. The Company measures its investments and derivatives at fair value on a recurring basis. Additionally, in connection with annual or event-driven impairment evaluations, certain nonfinancial assets and liabilities are measured at fair value on a nonrecurring basis. These include long-lived tangible assets (i.e., property, plant and equipment), goodwill and intangible assets (e.g., sales concessions, land use rights and emissions allowances etc). In general, the Company determines the fair value of investments using the market approach and of derivatives using the income approach. In the nonrecurring measurements of nonfinancial assets and liabilities, all three approaches are considered; however, fair value generated by the income approach is often selected.

Investments

The Company's investments measured at fair value primarily consist of marketable debt and equity securities. Equity securities are measured at fair value using quoted market prices. Debt securities primarily consist of unsecured debentures, certificates of deposit and government debt securities held by our Brazilian subsidiaries. Returns and pricing on these instruments are generally indexed to the CDI (Brazilian equivalent to London Inter Bank Offered Rate (“LIBOR”), a benchmark interest rate widely used by banks in the money market), or Selic (overnight borrowing rate) rates in Brazil. Fair value is determined from comparisons of market data obtained for similar assets and is considered Level 2 in the fair value hierarchy. For more detail regarding the fair value of investments see Note 5—Investments in Marketable Securities.

Derivatives

When deemed appropriate, the Company manages its risk from interest and foreign currency exchange rate and commodity price fluctuations through the use of financial and physical derivative instruments. The Company's derivatives are primarily interest rate swaps to hedge non-recourse debt to establish a fixed rate on variable rate debt, foreign exchange instruments to hedge against currency fluctuations, commodity derivatives to hedge against commodity price fluctuations and embedded derivatives associated with commodity contracts. The Company's subsidiaries are counterparties to various over-the-counter derivatives, which include interest rate swaps and options, foreign currency options and forwards and commodity swaps. In addition, the Company's subsidiaries are counterparties to certain PPAs and fuel supply agreements that are derivatives or include embedded derivatives.

For the derivatives where there is a standard industry valuation model, the Company uses that model to estimate the fair value. For the derivatives (such as the PPAs and fuel supply agreements that are derivatives or include embedded derivatives) where there is not a standard industry valuation model, the Company has created internal valuation models to estimate the fair value, using observable data to the extent available. For all derivatives, the income approach is used, which consists of forecasting future cash flows based on contractual notional amounts and applicable and available market data as of the valuation date. The following are among the most common market data inputs used in the income approach: volatilities, spot and forward benchmark interest rates (such as LIBOR and Euro Inter Bank Offered Rate (“EURIBOR”)), foreign exchange rates and commodity prices. Forward rates and prices are generally obtained from published information provided by pricing services for an instrument with the same duration as the derivative instrument being valued. In situations where significant inputs are not observable, the Company uses relevant techniques to best estimate the inputs, such as regression analysis, Monte Carlo simulation or prices for similarly traded instruments available in the market.

For each derivative, the income approach is used to estimate the cash flows over the remaining term of the contract. Those cash flows are then discounted using the relevant spot benchmark interest rate (such as LIBOR or EURIBOR) plus a spread that reflects the credit or nonperformance risk. This risk is estimated by the Company using credit spreads and risk premiums that are observable in the market, whenever possible, or estimated borrowing costs based on bank quotes, industry publications and/or information on financing closed on similar projects. To the extent that management can estimate the fair value of these assets or liabilities without the use of significant unobservable inputs, these derivatives are classified as Level 2.

In certain instances, the published forward rates or prices may not extend through the remaining term of the contract and management must make assumptions to extrapolate the curve, which necessitates the use of unobservable inputs, such as proxy commodity prices or historical settlements to forecast forward prices. In addition, in certain instances, there may not be third party data readily available which requires the use of unobservable inputs. Similarly, in certain instances, the spread that reflects the credit or nonperformance risk is unobservable. The fair value hierarchy of an asset or a liability is based on the Level of significance of input assumptions. An input assumption is considered significant if it affects the fair value by at least 10%. Assets and liabilities are transferred to Level 3 when the use of unobservable inputs becomes significant. Similarly, when the use of unobservable input becomes insignificant for Level 3 assets and liabilities, they are transferred to Level 2.

Transfers in and out of Level 3 are determined as of the end of the reporting period and are from and to Level 2. The Company has not had any Level 1 derivatives so there have not been any transfers between Levels 1 and 2.

Nonfinancial assets and liabilities

For nonrecurring measurements derived using the income approach, fair value is determined using valuation models based on the principles of discounted cash flows (“DCF”). The income approach is most often used in the impairment evaluation of long-lived tangible assets, goodwill and intangible assets. The Company has developed internal valuation models for such valuations; however, an independent valuation firm may be engaged in certain situations. In such situations, the independent valuation firm largely uses DCF valuation models as the primary measure of fair value though other valuation approaches are also considered. A few examples of input assumptions to such valuations include macroeconomic factors such as growth rates, industry demand, inflation, exchange rates, power prices and commodity prices. Whenever possible, the Company attempts to obtain market observable data to develop input assumptions. Where the use of market observable data is limited or not possible for certain input assumptions, the Company develops its own estimates of such assumptions using a variety of techniques such as regression analysis and extrapolations.

For nonrecurring measurements derived using the market approach, recent market transactions involving the sale of identical or similar assets are considered. The use of this approach is limited because it is often difficult to find sale transactions of identical or similar assets. This approach is used in the impairment evaluations of certain intangible assets. Otherwise, it is used to corroborate the fair value determined under the income approach.

For nonrecurring measurements derived using the cost approach, fair value is typically determined using the replacement cost approach. Under this approach, the depreciated replacement cost of assets is determined by first determining the current replacement cost of assets and then applying the remaining useful lives percentages to such cost. Further adjustments for economic and functional obsolescence are made to the depreciated replacement cost. This approach involves a considerable amount of judgment which is why its use is limited to the measurement of a few long-lived tangible assets. Like the market approach, this approach is also used to corroborate the fair value determined under the income approach. For the year ended December 31, 2010, the Company did not measure any nonfinancial assets under the cost approach.

Fair Value Considerations:

In determining fair value, the Company considers the source of observable market data inputs, liquidity of the instrument, the credit risk of the counterparty and the risk of the Company's nonperformance. The conditions and criteria used to assess these factors are:

Sources of market assumptions:

The Company derives most of its market assumptions from market efficient data sources (e.g., Bloomberg and Platt's). In some cases, where market data is not readily available, management uses comparable market sources and empirical evidence to derive market assumptions to determine the fair value.

Market liquidity:

The Company evaluates market liquidity based on whether the financial or physical instrument, or the underlying asset, is traded in an active or inactive market. An active market exists if the prices are fully transparent to market participants, can be measured by market bid and ask quotes, the market has a relatively large proportion of trading volume as compared to the Company's current trading volume and the market has a significant number of market participants that will allow the market to rapidly absorb the quantity of the assets traded without significantly affecting the market price. Other factors the Company considers when determining whether a market is active or inactive include the presence of government or regulatory control over pricing that could make it difficult to establish a market based price when entering into a transaction.

Nonperformance risk:

Nonperformance risk refers to the risk that the obligation will not be fulfilled and affects the value at which a liability is transferred or an asset is sold. Nonperformance risk includes, but may not be limited to, the Company or counterparty's credit and settlement risk. Nonperformance risk adjustments are dependent on credit spreads, letters of credit, collateral, other arrangements available and the nature of master netting arrangements. The Company and its subsidiaries are parties to various interest rate swaps and options; foreign currency options and forwards; and derivatives and embedded derivatives which subject the Company to nonperformance risk. The financial and physical instruments held at the subsidiary level are generally non-recourse to the Parent Company.

Nonperformance risk on the investments held by the Company is incorporated in the investment's exit price that is derived from quoted market data that is used to mark the investment to fair value.

The Company adjusts for nonperformance risk or credit risk on its derivative instruments by deducting a credit valuation adjustment (“CVA”). The CVA is based on the margin or debt spread of the Company or counterparty and the tenor of the respective derivative instrument. The counterparty for a derivative asset position is considered to be the bank or government sponsored banking entity or counterparty to the PPA or commodity contract. The CVA for asset positions is based on the counterparty's credit ratings and debt spreads or, in the absence of readily obtainable credit information, the respective country debt spreads are used as a proxy. The CVA for liability positions is based on the Parent Company's or the subsidiary's current debt spread, the margin on indicative financing arrangements, or in the absence of readily obtainable credit information, the respective country debt spreads are used as a proxy. If the instrument is recourse to the Parent Company, the Parent Company's current debt spread is used to adjust for nonperformance risk. All derivative instruments are analyzed individually and are subject to unique risk exposures.

Recurring Measurements:

The following table sets forth, by Level within the fair value hierarchy, the Company's financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2010 and 2009. Financial assets and liabilities have been classified in their entirety based on the lowest Level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the determination of the fair value of the assets and liabilities and their placement within the fair value hierarchy levels.

	Quoted Market	Significant
	Prices in Active	Other	Significant
	Market for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2010

	(in millions)

Assets
Available-for-sale securities	$8	$1,712	$42	$1,762
Trading securities	10	-	-	10
Derivatives	-	63	61	124
Total assets	$18	$1,775	$103	$1,896

Liabilities
Derivatives	$-	$411	$12	$423
Total liabilities	$-	$411	$12	$423

	Quoted Market	Significant
	Prices in Active	Other	Significant
	Market for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2009

	(in millions)

Assets
Available-for-sale securities	$133	$1,501	$42	$1,676
Trading securities	7	-	-	7
Derivatives	-	90	30	120
Total assets	$140	$1,591	$72	$1,803

Liabilities
Derivatives	$-	$273	$30	$303
Total liabilities	$-	$273	$30	$303

The following table presents a reconciliation of derivative assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2010 and 2009:

	Year Ended December 31,
	2010					2009
	Interest	Cross	Foreign	Commodity
	Rate	Currency	Currency	& Other	Total	Total

	(in millions)

Balance at beginning of period(1)	$(12)	$(12)	$-	$24	$-	$(71)
Total gains (losses) (realized and unrealized):
Included in earnings(2)	1	4	25	21	51	(18)
Included in other comprehensive income	(12)	13	-	-	1	134
Included in regulatory assets	(3)	-	-	1	(2)	-
Purchases, issuances and settlements	7	5	(1)	(28)	(17)	31
Transfers of assets (liabilities) into Level 3(3)	-	-	(2)	-	(2)	1
Transfers of (assets) liabilities out of Level 3(3)	18	-	-	-	18	(77)
Balance at end of period(1)	$(1)	$10	$22	$18	$49	$-

Total gains (losses) for the period included in earnings
attributable to the change in unrealized gains
(losses) relating to assets and liabilities held at the
end of the period	$-	$7	$24	$9	$40	$(2)

(1)       Derivative assets and (liabilities) are presented on a net basis.

(2)       The gains (losses) included in earnings for these Level 3 derivatives are classified as follows: interest rate and cross currency derivatives as interest expense, foreign currency derivatives as foreign currency transaction gains (losses) and commodity and other derivatives as either non-regulated revenue, non-regulated cost of sales or other expense. See Note 6—Derivative Instruments and Hedging Activities for further information regarding the classification of gains and losses included in earnings in the Consolidated Statements of Operations.

(3)       Transfers in and out of Level 3 are determined as of the end of the reporting period and are from and to Level 2. The (assets) liabilities transferred out of Level 3 are primarily the result of a decrease in the significance of unobservable inputs used to calculate the credit valuation adjustments of these derivative instruments. Similarly, the assets (liabilities) transferred into Level 3 are primarily the result of an increase in the significance of unobservable inputs used to calculate the credit valuation adjustments of these derivative instruments.

The following table presents a reconciliation of available-for-sale securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2010 and 2009:

	Year Ended December 31,
	2010	2009

	(in millions)

Balance at beginning of period(1)	$42	$42
Purchases, issuances and settlements	-	-
Balance at end of period	$42	$42

Total gains (losses) for the period included in earnings attributable to the change in unrealized gains/losses relating to assets held at the
end of the period	$-	$-

(1)       Available-for-sale securities in Level 3 are auction rate securities and variable rate demand notes which have failed remarketing or are not actively trading and for which there are no longer adequate observable inputs to measure the fair value.

Nonrecurring Measurements:

For the purpose of impairment evaluation, the Company measured fair values of long-lived assets, goodwill and intangibles assets, and assets and liabilities of discontinued operations under the fair value measurement accounting guidance. The following table summarizes major categories of assets and liabilities measured at fair value on a nonrecurring basis during the year and their level within the fair value hierarchy:

		Year Ended December 31, 2010
	Carrying	Fair Value			Gross
	Amount(1)	Level 1	Level 2	Level 3	(Gain) Loss

	(in millions)
Long-lived assets held and used:
Southland (Huntington Beach)	$288	$-	$-	$88	$200
Tisza II	160	-	-	75	85
Deepwater	83	-	-	4	79
Discontinued operations and
businesses held for sale:
Eastern Energy	827	-	-	-	827
Barka	20	-	124	-	(104)
Ras Laffan	120	-	226	-	(106)
Goodwill:
Deepwater	18	-	-	-	18
Other	3	-	-	-	3

(1)        Carrying amount as of the month end prior to impairment.

Long-lived Assets Held and Used

In the fourth quarter of 2010, the Company determined there were impairment indicators for the long-lived assets at Deepwater, our pet-coke-fired generation facility in Texas. These long-lived assets had a carrying amount of $83 million and were written down to their fair value of $4 million. This resulted in the recognition of asset impairment expense of $79 million.

In the third quarter of 2010, the Company determined there were impairment indicators for the long-lived assets at Tisza II, our gas-fired generation plant in Hungary, and Huntington Beach, one of our gas-fired generation plants in California. These long-lived assets had carrying amounts of $160 million and $288 million, respectively, and were written down to their fair value of $75 million and $88 million, respectively. These resulted in the recognition of asset impairment expense of $85 million and $200 million, respectively.

Since the majority of significant assumptions used in the valuations were not observable, management believes that the measurements are Level 3 in the fair value hierarchy. For further discussion of these impairments, see Note 19—Impairment Expense.

Discontinued Operations and Held for Sale Businesses

The Company determined the fair value of nonfinancial assets and liabilities of our held for sale businesses during the year ended December 31, 2010. These businesses included Barka in Oman, Ras Laffan in Qatar, and Eastern Energy, our coal-fired generation plants in New York.

In the fourth quarter of 2010, the Company determined there were impairment indicators for the long-lived assets at Eastern Energy. These long-lived assets had a carrying amount of $827 million and were considered fully impaired. As a result, an impairment loss of $827 million was recognized, which is included in Income from operations of discontinued businesses in the Consolidated Statement of Operations.

The fair value measurements of Barka and Ras Laffan were considered Level 2 as they were based on the agreed sale proceeds whereas Eastern Energy was considered a Level 3 measurement as the majority of significant assumptions used in the valuation were not observable. For further discussion, see Note 21—Discontinued Operations and Held for Sale Businesses.

Goodwill

As noted in Note 8—Goodwill and Other Intangible Assets, goodwill of $18 million related to our Deepwater business was written down to its implied fair value of zero during an interim impairment evaluation, resulting in the recognition of goodwill impairment of $18 million for the year ended December 31, 2010.

Since the majority of significant assumptions used in the valuation were not observable, management believes that the measurement is Level 3 in the fair value hierarchy. For further discussion, see Note 8—Goodwill and Other Intangible Assets.